Insurance Contracts_Details Of Insurance Liabilities(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	₩ 34,966,683	[1]	$ 30,262,132		₩ 33,412,949	₩ 31,801,275
Long-term insurance premium reserve	30,790,854				29,548,268
Reserve for outstanding claims	2,401,509				2,244,835
Unearned premium reserve	1,528,275				1,396,752
Reserve for participating policyholders' dividends on long-term insurance	146,839				134,648
Unallocated Divisible Surplus to Future Policyholders	51,103				44,980
Reserve for compensation for losses on dividend paying insurance contracts	25,874				25,054
Guarantee reserve	22,229				18,412
Non-life insurance
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	27,803,775				26,043,652
Long-term insurance premium reserve	23,799,607				22,333,503
Reserve for outstanding claims	2,297,256				2,152,018
Unearned premium reserve	1,522,827				1,393,570
Reserve for participating policyholders' dividends on long-term insurance	117,094				104,461
Unallocated Divisible Surplus to Future Policyholders	46,901				40,690
Reserve for compensation for losses on dividend paying insurance contracts	20,090				19,410
Guarantee reserve	0				0
Life insurance
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	7,159,500				7,364,897
Long-term insurance premium reserve	6,991,247				7,214,765
Reserve for outstanding claims	101,690				89,400
Unearned premium reserve	4,603				2,199
Reserve for participating policyholders' dividends on long-term insurance	29,745				30,187
Unallocated Divisible Surplus to Future Policyholders	4,202				4,290
Reserve for compensation for losses on dividend paying insurance contracts	5,784				5,644
Guarantee reserve	22,229				18,412
Others
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	3,407				4,400	₩ 4,745
Long-term insurance premium reserve	0				0
Reserve for outstanding claims	2,563				3,417
Unearned premium reserve	845				983
Reserve for participating policyholders' dividends on long-term insurance	0				0
Unallocated Divisible Surplus to Future Policyholders	0				0
Reserve for compensation for losses on dividend paying insurance contracts	0				0
Guarantee reserve	₩ 0				₩ 0

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.